7. Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Consulting expense to related parties

On January 1, 2015, the Company extended for three years a previous consulting agreement with a company owned and operated by the CEO and majority shareholder to provide consulting services in the motor sports marketing industry. The consulting agreement requires a $5,000 monthly fee and can be terminated by either party pursuant to a 60 day notice. On July 3, 2017, $210,000 of the accrued fees were converted into 2,100,000 shares of stock at a value of $.10 per share. As of September 30, 2017, and December 31, 2016, the Company had an accrued payable balance due to this related party of $15,000 and $180,000, respectively. During the three and nine months ended September 30, 2017 and 2016, the Company incurred related party consulting expense of $15,000 and $45,000 respectively.

Due to related parties

On October 1, 2009, the Company entered into a line of credit agreement for up to $600,000 with a related party owned and operated by the CEO and majority shareholder that also provides motor sports marketing industry consulting services to the Company as needed. Under the agreement, the Company receives operating fund advances and reimbursement for expenses incurred on behalf of the Company. The loan bears interest at eight percent (8%) per annum. On July 3, 2017, $200,000 of the balance due was converted into 2,000,000 shares of stock at a value of $.10 per share. As of September 30, 2017, and December 31, 2016, the Company owed $108,164 and $183,164, respectively, in operating advances from this related party. As of September 30, 2017, and December 31, 2016, the Company had accrued interest on this line of credit in the amounts of $26,816 and $18,354, respectively.

On August 5, 2013, the Company entered into a line of credit agreement for up to $500,000 with a related party owned and operated by the CEO and majority shareholder. Under the agreement, the Company receives operating fund advances and reimbursement for expenses incurred on behalf of the Company. On July 3, 2017, $200,000 of the balance due was converted into 2,000,000 shares of stock at a value of $.10 per share. As of September 30, 2017, and December 31, 2016, the Company owed $49,647 and $332,647, respectively, in operating advances to this related party. As of September 30, 2017, and December 31, 2016, the Company had accrued interest on this line of credit in the amounts of $78,707 and $67,040, respectively.

Due from related parties

In April 2017, the Company entered into a sponsorship agreement with a client, a privately owned company. The majority shareholder of the Company is the chairman of the board of directors of the client. The Company recognized $81,000 income in the current period. Of this amount, $6,000 was paid in cash and $75,000 was converted to a note receivable bearing interest at 8% maturing October 2018. The principal balance of the receivable, plus accrued interest, may be converted into shares of common stock of the client at the price of $1.00 per share. The option is exercisable no later than the maturity date of the note. In addition to the note, the Company received warrants to purchase up to 24,999 shares of common stock of the client at $1.00 per share. The warrants expire April 30, 2018.

Other related party transactions

On March 25, 2017, the Company transferred a Ford Mustang to the shareholder from whom it was purchased in exchange for 833,333 shares of common stock, which were cancelled.

On May 25, 2017, the Company purchased two racecars from the same shareholder in exchange for 333,333 shares of common stock. The racecars were valued at $50,000.

Consulting expense to related parties

On January 1, 2012, the Company executed a three (3) year consulting agreement with GPP a company owned and operated by the CEO and majority shareholder to provide consulting services in the motor sports marketing industry. The consulting agreement requires a $5,000 monthly fee and can be terminated by either party pursuant to a 60-day notice. As of December 31, 2016, and 2015, the Company had an accrued payable balance due to this related party of $180,000 and $120,000, respectively. During the years ended December 31, 2016 and 2015, the Company incurred total related party consulting fees of $60,000 and $60,000 respectively.

On January 1, 2014, the Company entered into an event services agreement with Carolina Pro Am Drivers, Inc. an event services company that is owned and controlled by an individual who is also the owner and controller of a separate company that became an owner of 16.6% of the Company's issued and outstanding common shares on June 15, 2014. For the year ended December 31, 2016 and 2015 the Company paid $0 and $125,500 in related party consulting services respectively.

Accounts payable to related parties

During race events, the Company charges various event related expenses to credit cards of the majority shareholder. These expenses are recorded as accounts payable to related parties at the time the charges are made and reimbursed to at the conclusion of the event. As of December 31, 2016, the Company had charged $16,302 of race related expenses which were reimbursed in January 2017.

Due to related parties

On October 1, 2009, the Company entered into a line of credit agreement for up to $600,000 with a related party owned and operated by the CEO and majority shareholder that also provides motor sports marketing industry consulting services to the Company as needed. Under the agreement, the Company receives operating fund advances and reimbursement for expenses incurred on behalf of the Company. The loan bears interest at eight percent (8%) per annum. Interest for this line of credit has been waived by the lender. As of December 31, 2016, and 2015, the Company owed $183,164 and $155,364 respectively, in operating advances to this related party. As of December 31, 2016, and 2015, the Company had accrued interest on this line of credit in the amounts of $18,354 and $5,532, respectively.

On August 5, 2013, the Company entered into a line of credit agreement for up to $300,000 with a related party owned and operated by the CEO and majority shareholder. On January 1, 2016, the line of credit was increased to $500,000. Under the agreement, the Company receives operating fund advances and reimbursement for expenses incurred on behalf of the Company. Starting January 1, 2014, the loan began bearing interest of eight (8%) interest per annum. As of December 31, 2016, and 2015, the Company owed $332,647 and $302,913, respectively, in operating advances to this related party. As of December 31, 2016, and 2015, the Company had accrued interest on this line of credit in the amounts of $67,040 and $44,790, respectively.